Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,976,000
Previously Paid Amount	0.00
Total Fee Amount	963.39
Total Offset Amount	0.00
Net Fee	963.39
Narrative - Max Aggregate Offering Price	$ 6,976,000
Final Prospectus	true